Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2021
Financial assets
Short-term investments	$ 950.0	$ 740.0
Equity investments	297.0	300.0
Ampere
Financial assets
Convertible loans receivable			$ 29.0
Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0.0	2.0
Total financial liabilities	0.0	2.0
Fair Value, Inputs, Level 1, Level 2, and Level 3
Financial assets
Money market funds	1,756.0	1,914.0
Short-term investments	950.0	740.0
Equity investments	302.0	298.0
Convertible loans receivable	34.0	34.0
Foreign currency forward contracts	25.0	7.0
Total financial assets	3,067.0	2,993.0
Level 1
Financial assets
Money market funds	1,756.0	1,914.0
Short-term investments	950.0	740.0
Equity investments	102.0	98.0
Convertible loans receivable	0.0	0.0
Foreign currency forward contracts	0.0	0.0
Total financial assets	2,808.0	2,752.0
Level 1 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0.0	0.0
Total financial liabilities	0.0	0.0
Level 2
Financial assets
Money market funds	0.0	0.0
Short-term investments	0.0	0.0
Equity investments	0.0	0.0
Convertible loans receivable	0.0	0.0
Foreign currency forward contracts	25.0	7.0
Total financial assets	25.0	7.0
Level 2 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0.0	2.0
Total financial liabilities	0.0	2.0
Level 3
Financial assets
Money market funds	0.0	0.0
Short-term investments	0.0	0.0
Equity investments	200.0	200.0
Convertible loans receivable	34.0	34.0
Foreign currency forward contracts	0.0	0.0
Total financial assets	234.0	234.0
Level 3 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0.0	0.0
Total financial liabilities	$ 0.0	$ 0.0